Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	Arcos Dorados Holdings Inc.
Entity Central Index Key	0001508478
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Class A Shares Of Common Stock [Member]
Entity Common Stock, Shares Outstanding	129,529,412
Class B Shares Of Common Stock [Member]
Entity Common Stock, Shares Outstanding	80,000,000